Related Party Transactions and Balances (Details)			12 Months Ended
	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 21, 2024 CNY (¥)
Related Party Transactions and Balances [Line Items]
Repaid balances			$ 0
Revenue			12,809,211		$ 11,574,877	$ 13,161,560
Rental expenses						158,063
Outstanding payables	$ 1,812,949						¥ 13,233,259
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties			40,549		2,811,786
Due to related parties			170,855		1,040,009
Mr. Daoning Xia [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties			33,973		1,775,005
Ms. Guoping Xia [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties					926,450
Remaining payable balance			525,737	¥ 3,837,515
Gongwuyuan Network [Member]
Related Party Transactions and Balances [Line Items]
Loan amount	2,338,686	¥ 17,070,773
Repayment debt	1,812,949	13,233,259
Ms. Xia Guoping [Member]
Related Party Transactions and Balances [Line Items]
Repayment debt	525,737	3,837,514
Remaining debt	$ 525,737	¥ 3,837,514
Mr. Xia [Member]
Related Party Transactions and Balances [Line Items]
Revenue			0		181,408	$ 135,029
Rental expenses			$ 0		$ 143,832